Property and Equipment, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Property, Plant and Equipment
Less: accumulated depreciation	$ (63)	$ (2,760)
Electronic equipment, net	3	3
Depreciation	0	94	$ 207
Impairment loss	0	0	$ 0
Electronic equipment
Property, Plant and Equipment
Property and equipment, cost	$ 66	$ 2,763